Concentrations (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of revenues by product line

	For the years ended December 31,
	2018	2017	2016
Categories
Product sales
Medical Devices	$221,414	$827,032	$1,305,372
Respiratory and Oxygen Homecare	-	-	5,956
Mobile Medicine (sleep apnea diagnostic products)	120,930	54,979	12,080,164
OSAS service (analysis and detection)	217,042	-	-
Total Revenues	559,386	882,011	13,391,492
Less: revenues from discontinued operations	-	-	(329,119)
Revenues from continuing operations	$559,386	$882,011	$13,062,373